Trade Receivables - Summary of Net Trade Receivables (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Trade Receivables Line Item
Net trade receivables	$ 43,850,652	$ 22,853,115
External Customers
Trade Receivables Line Item
Gross trade receivables	53,204,934	26,961,682
Less: Impairment loss allowance of trade receivables	(9,354,282)	(4,108,567)
Net trade receivables	$ 43,850,652	$ 22,853,115